Variable Interest Entities and Securitizations - Schedule of Total Assets and Total Liabilities Associated With Variable Interests in Consolidated VIEs (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Securitization Vehicles [Member]
Assets:
Restricted cash		$ 29,213	$ 28,458
Finance receivables at fair value		214,420	316,998
Finance receivables held for sale		178,845
Interest receivable		6,892	6,107
Other assets		6,057	6,283
Total Assets		435,427	357,846
Liabilities:
Securitization debt		353,356	314,095
Warehouse credit facilities
Other liabilities		3,597	4,534
Total Liabilities		356,953	318,629
Warehouse Facilities [Member]
Assets:
Restricted cash	[1]	18,895	20,688
Finance receivables at fair value	[1]	252,900	24,446
Finance receivables held for sale	[1]	131,120	457,185
Interest receivable	[1]	6,370	7,586
Other assets	[1]	4,700	6,987
Total Assets	[1]	413,985	516,892
Liabilities:
Securitization debt	[1]
Warehouse credit facilities	[1]	359,912	421,268
Other liabilities	[1]	10,244	9,801
Total Liabilities	[1]	370,156	431,069
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Restricted cash		48,108	49,146
Finance receivables at fair value		467,320	341,444
Finance receivables held for sale		309,965	457,185
Interest receivable		13,262	13,693
Other assets		10,757	13,270
Total Assets		849,412	874,738
Liabilities:
Securitization debt		353,356	314,095
Warehouse credit facilities		359,912	421,268
Other liabilities		13,841	14,335
Total Liabilities		$ 727,109	$ 749,698

[1]	Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs for further details of the warehouse facilities.